Statements of Consolidated Membership Interests (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sale of related-party agreements, tax benefit	$ 1	$ 0	$ 0
Number of interest outstanding	635	635	635
Cash flow hedges , benefit	1	(17)	0
Defined benefit pension and OPEB plans- net tax benefit	$ 1